Other current liabilities	12 Months Ended
Dec. 31, 2021
Miscellaneous current liabilities [abstract]
Other current liabilities	Other current liabilities

	As of December 31,
In thousands of USD	2021	2020	2019
Payables in relation to social contributions	22	452	189
Tax withholding payables	94	212	103
Payables due to management and employees	—	—	51
Other current payables (i)		110	31
Total	116	774	374
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(i)These other current liabilities qualify as financial instruments. Refer to Note 25.